Vessel Revenue, net and Voyage Expenses, Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Abstract]
Accounts receivable trade	$ 1,437	$ 252
Deferred revenue from lease agreements	664	486
Deferred revenue from ballast bonus payments	731	0
Deferred revenue from time charter arrangements treated as lease modification	0	41
Time Charters [Member]
Disaggregation of Revenue [Abstract]
Accounts receivable trade	$ 1,437	$ 252